Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 8,574	$ 8,073	$ 8,112
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	872	795	827
Net amortization of securities	432	732	1,436
Net realized (gain) on sale of securities	(163)
Proceeds from sale of loans in secondary market	6,746	4,286	13,187
Loans disbursed for sale in secondary market	(6,504)	(4,058)	(12,681)
Amortization of mortgage servicing rights	93	77	118
(Recovery) impairment of mortgage servicing rights			(121)
Gain on sale of loans	(335)	(305)	(503)
Deferred tax (benefit) expense	591	(517)	144
Provision for loan losses	1,090	2,787	477
Common stock issued to ESOP		351	640
Earnings on bank owned life insurance and annuity assets	(681)	(672)	(724)
Gain on sale of ProAlliance Corporation		(810)
(Gain) loss on sale of other real estate owned	(99)	(25)	115
(Appreciation) write-down of other real estate owned		(88)	577
Change in accrued interest receivable	(13)	95	156
Change in accrued liabilities	473	1,326	270
Change in other assets	(678)	(366)	1,128
Net cash provided by operating activities	10,398	11,681	13,158
Cash flows from investing activities:
Proceeds from sales of securities available for sale	10,550
Proceeds from maturities of securities available for sale	15,085	15,318	24,577
Purchases of securities available for sale	(33,251)	(16,077)	(17,105)
Proceeds from maturities of securities held to maturity	3,482	827	1,813
Purchases of securities held to maturity	(626)	(885)	(1,196)
Net change in certificates of deposit in financial institutions	(735)	(980)
Purchases of Federal Reserve Bank stock			(1,495)
Redemptions of Federal Home Loan Bank stock		1,200
Net change in loans	5,049	(29,936)	(9,572)
Proceeds from sale of other real estate owned	458	821	1,935
Proceeds from sale of ProAlliance Corporation		810
Purchases of premises and equipment	(1,950)	(985)	(1,152)
Proceeds from bank owned life insurance			1,249
Purchases of bank owned life insurance and annuity assets	(3,000)
Net cash (used in) investing activities	(4,938)	(29,887)	(946)
Cash flows from financing activities:
Change in deposits	13,916	17,953	(26,187)
Proceeds from common stock through dividend reinvestment		103	170
Cash dividends	(3,665)	(3,441)	(2,965)
Repayment of subordinated debentures			(5,000)
Proceeds from Federal Home Loan Bank borrowings	400	7,575	5,853
Repayment of Federal Home Loan Bank borrowings	(1,671)	(1,612)	(1,393)
Change in other short-term borrowings	113	261	3
Net cash provided by (used in) financing activities	9,093	20,839	(29,519)
Cash and cash equivalents:
Change in cash and cash equivalents	14,553	2,633	(17,307)
Cash and cash equivalents at beginning of year	30,977	28,344	45,651
Cash and cash equivalents at end of year	45,530	30,977	28,344
Supplemental disclosure:
Cash paid for interest	2,784	3,274	4,158
Cash paid for income taxes	2,450	3,567	2,950
Transfers from loans to other real estate owned	1,381	879	314
Other real estate owned sales financed by the Bank	$ 189	$ 390	$ 466